EVENTS OCCURRING AFTER THE REPORTING PERIOD	6 Months Ended
Dec. 31, 2020
EVENTS OCCURRING AFTER THE REPORTING PERIOD
EVENTS OCCURRING AFTER THE REPORTING PERIOD

21.   EVENTS OCCURRING AFTER THE REPORTING PERIOD

Subsequent to December 31, 2020, there have been no situations or circumstances that may require significant adjustments or further disclosure in these Unaudited interim condensed consolidated financial statements that were not mentioned above.